UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net premiums	$ 1,516	$ 1,099	$ 3,047	$ 1,899
Other policy revenue	200	103	312	200
Net investment income	1,118	444	1,692	840
Investment related gains (losses)	(114)	222	(70)	92
Net investment results from reinsurance funds withheld	182	106	406	118
Total revenues	2,902	1,974	5,387	3,149
Policyholder benefits and claims incurred	(1,515)	(1,133)	(2,929)	(1,875)
Interest sensitive contract benefits	(422)	(156)	(607)	(243)
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(276)	(185)	(501)	(332)
Change in fair value of insurance-related derivatives and embedded derivatives	13	30	57	(39)
Change in fair value of market risk benefits	(168)	14	(199)	8
Other reinsurance expenses	(7)	30	(14)	36
Operating expenses	(461)	(141)	(694)	(315)
Interest expense	(95)	(60)	(167)	(120)
Total benefits and expenses	(2,931)	(1,601)	(5,054)	(2,880)
Net income (loss) before income taxes	(29)	373	333	269
Income tax recovery (expense)	298	(13)	273	(2)
Net income for the period	269	360	606	267
Attributable to:
Non-controlling interests	5	(3)	7	2
Net income (loss)	$ 269	$ 360	$ 606	$ 267
Net income per Class C share, Basic (in dollars per share)	$ 1.95	$ 8.07	$ 4.85	$ 5.04
Class A exchangeable, Class A-1 exchangeable and Class B shareholders
Attributable to:
Net income	$ 3	$ 1	$ 6	$ 2
Class C Shares
Attributable to:
Net income	$ 261	$ 362	$ 593	$ 263